Annual Total Returns[BarChart] - PIMCO StocksPLUS Short Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.84%)	(6.98%)	(24.55%)	(11.43%)	(5.47%)	(7.44%)	(14.05%)	5.25%	(20.27%)	(20.90%)